STOCK BASED COMPENSATION - Restricted stock units, weighted-average assumptions (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021
STOCK BASED COMPENSATION
Expected volatility	75.00%
Risk-free interest rate	0.72%
Probability weighted time to exit	5 years
Expected dividend yield	0.00%